COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2014	$306,578
2015	259,752
Total	$566,330